Note 13 - Subsequent Events (Details Textual)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2015 USD ($)	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Mar. 26, 2014 $ / shares
Numberof Accredited Investors				10
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.25
The 2015 Unit Offering [Member]
Proceeds from Issuance of Debt | $	$ 133,000		$ 2,671,713
Debt Instrument, Interest Rate, Stated Percentage	12.00%		12.00%
Unsecured Convertible Promissory Note [Member] | Subsequent Event [Member] | The 2015 Unit Offering [Member]
Proceeds from Issuance of Debt | $		$ 195,000
Numberof Accredited Investors		5
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.35